First Investors Balanced Income Fund		Ticker Symbols
Summary Prospectus	January 31, 2016	Class A: FBIJX
Advisor Class: FBIKX
Institutional Class: FBILX
Supplemented as of July 8, 2016
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks.  You can find this and other information about the Fund, including the statement of additional information (“SAI”) and most recent reports to shareholders, at www.forestersfinancial.com/prospectuses.  You can also get this information at no cost by calling 1 (800) 423-4026 or by e-mailing investorservices@foresters.com.  The Fund’s prospectus and SAI, dated January 31, 2016, as each may be amended or supplemented, are incorporated herein by reference.

Investment Objective:  The Fund seeks income as its primary objective and has a secondary objective of capital appreciation.
Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds.  More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 183 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-56 of the Fund’s SAI.
Shareholder Fees (fees paid directly from your investment)	Class A	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%[1]	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Advisor Class	Institutional Class
Management Fees	0.70%	0.70%	0.70%
Distribution and Service (12b-1) Fees	0.30%	None	None
Acquired Fund Fees and Expenses[2]	0.03%	0.03%	0.03%
Other Expenses[2]	0.36%	0.33%	0.20%
Total Annual Fund Operating Expenses	1.39%	1.06%	0.93%
Fee Limitation and/or Expense Reimbursement[3]	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses After Fee Limitation and/or Expense Reimbursement	1.18%	0.85%	0.72%
1. A contingent deferred sales charge of 1% will be assessed on certain redemptions of Class A shares that are purchased without a sales charge.
2. Expenses are based on estimated expenses expected to be incurred for the current fiscal year.
3. The Adviser has contractually agreed to limit fees and/or reimburse expenses of the Fund until at least January 31, 2017, to the extent that Total Annual Fund Operating Expenses (exclusive of interest expenses, taxes, brokerage commissions, acquired fund fees and expenses, dividend costs related to short sales, and extraordinary expenses, such as litigation expenses, if any) exceed 1.15% for Class A, 0.82% for Advisor Class and 0.69% for Institutional Class shares.  The Adviser can be reimbursed by the Fund within three years after the date the fee limitation and/or expense reimbursement has been made by the Adviser, provided that such repayment does not cause the expenses of the Fund’s Class A, Advisor Class or Institutional Class shares to exceed the applicable expense ratio in place at the time the expenses are waived or assumed.  The fee limitation and/or expense reimbursement may be terminated or amended prior to January 31, 2017, only with the approval of the Fund’s Board of Trustees.

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee limitation/expense reimbursement arrangement through January 31, 2017).  Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:
	1 year	3 years
Class A shares	$688	$970
Advisor Class shares	$87	$316
Institutional Class shares	$74	$275

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  The portfolio turnover rate for the Fund’s last fiscal year is not provided because the Fund commenced operations on October 1, 2015.
Principal Investment Strategies:  The Fund allocates its assets among bonds, stocks and money market instruments. While the percentage of assets allocated to each asset class is flexible rather than fixed, under normal market conditions, the Fund will invest approximately 60-80% of its net assets in bonds, money market instruments and cash and investments that provide exposure to such assets, including exchange-traded funds (“ETFs”) and approximately 20-40% of its net assets in stocks and investments that provide exposure to such assets, including ETFs.
The percentage allocations within the above ranges may change due to, among other things, market fluctuations or reallocation decisions by the Fund’s portfolio managers.  Once the asset allocation for bonds, stocks and money market instruments has been set, the Fund uses fundamental research and analysis to determine which particular investments to purchase or sell.
The Fund’s investments in bonds will be comprised primarily of investment-grade corporate bonds. However, through its investments in ETFs, the Fund may also have exposure to high yield securities (commonly known as “high yield” or “junk bonds”) and syndicated bank loans (also known as “floating rate loans”). The Fund will also invest in other types of bonds and other debt securities, including U.S. Government securities and mortgage-backed securities.  The Fund may invest in bonds of any maturity or duration.  The Fund selects bonds by first considering the outlook for the economy and interest rates, and thereafter, a particular security’s characteristics. The Fund may also invest in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates.
The Fund’s investment in stocks are normally diversified among common stocks of large-, mid- and small-size companies that offer the potential for current income or capital appreciation with an emphasis on companies that offer the potential for current income. In selecting stocks, the Fund considers, among other things, an issuer’s financial strength, management, earnings growth potential and history (if any) of paying dividends.
The Fund may sell a security if it becomes fully valued, its fundamentals have deteriorated, alternative investments become more attractive or if it is necessary to rebalance the portfolio.
Principal Risks:  You can lose money by investing in the Fund.  There is no guarantee that the Fund will meet its investment objective.  The Fund is intended for investors who:
■          Are seeking current income with potential for capital appreciation,
■          Want an investment that provides diversification among different asset classes,
■          Are willing to accept a moderate degree of investment risk, and
■          Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:
Allocation Risk.  The Fund may allocate assets to investment classes that underperform other classes.  For example, the Fund may be overweighted in bonds when the bond market is falling and the stock market is rising.
Credit Risk.  This is the risk that a debt issuer may become unable to pay interest or principal when due.  The prices of debt securities are affected by the credit quality of the issuer and, in the case of mortgage-backed securities, the credit quality of the underlying mortgages.  Credit risk also applies to securities issued or guaranteed by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government.  Securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing entity.
Derivatives Risk.  Investments in U.S. Treasury futures and options on U.S. Treasury futures to hedge against changes in interest rates involve risks, such as potential losses if interest rates do not move as expected and the potential for greater losses than if these techniques had not been used.  Investments in derivatives can increase the volatility of the Fund’s share price and may expose the Fund to significant additional costs.  Derivatives may be difficult to sell, unwind or value.
Dividend Risk.  At times, the Fund may not be able to identify attractive dividend-paying stocks.  The income received by the Fund will fluctuate due to the amount of dividends that companies elect to pay.
Exchange-Traded Funds Risk.  The risks of investing in ETFs typically reflect the risks of the types of instruments in which the ETF invests. In addition, because ETFs are investment companies, the Fund will bear its proportionate share of the fees and expenses of an investment in an ETF. As a result, the Fund’s expenses may be higher and performance may be lower.
Floating Rate Loan Risk.  The value of any collateral securing a floating rate loan may decline, be insufficient to meet the borrower’s obligations, or be difficult or costly to liquidate.  It may take significantly longer than 7 days for investments in floating rate loans to settle, which can adversely affect the ability to timely honor redemptions.  In the event of a default, it may be difficult to collect on any collateral and a floating rate loan can decline significantly in value.  Access to collateral may also be limited by bankruptcy or other insolvency laws.  Although senior loans may be senior to equity and debt securities in the borrower’s capital structure, the loans may be subordinated to other obligations of the borrower or its subsidiaries.  If a floating rate loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. In addition, high yield floating rate loans usually are more credit sensitive.  Floating rate loans may not be considered “securities” for certain purposes of the federal securities laws and purchasers, therefore, may not be entitled to rely on the anti-fraud provisions of the federal securities laws.
High Yield Securities Risk.  High yield debt securities (commonly known as “junk bonds”), including floating rate loans, have greater credit risk than higher quality debt securities because their issuers may not be as financially strong.  High yield securities are inherently speculative due to the risk associated with the issuer’s ability to make principal and interest payments.  During times of economic stress, high yield securities issuers may be unable to access credit to refinance their bonds or meet their credit obligations.
Interest Rate Risk.  In general, when interest rates rise, the market value of a debt security declines, and when interest rates decline, the market value of a debt security increases.  As of the date of this prospectus, interest rates are near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates.  Securities with longer maturities and durations are generally more sensitive to interest rate changes.
Market Risk.  Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to general economic and market conditions, adverse political or regulatory developments or interest rate fluctuations.  Similarly, bond prices fluctuate in value with changes in interest rates, the economy and the financial conditions of companies that issue them.  Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss or difficulty in selling securities to meet redemptions.

Mid-Size and Small-Size Company Risk.  The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations.  At times, it may be difficult for the Fund to sell mid-to small-size company stocks at reasonable prices.
Prepayment and Extension Risk.  The Fund is subject to prepayment and extension risk since it invests in mortgage-backed securities.  When interest rates decline, borrowers tend to refinance their mortgages.  When this occurs, the mortgages that back these securities suffer a higher rate of prepayment.  This could cause a decrease in the Fund’s income and share price.  Conversely, when interest rates rise, borrowers tend to repay their mortgages less quickly, which will generally increase both the Fund’s sensitivity to rising interest rates and its potential for price declines.
Security Selection Risk.  Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance:  Performance information for the Fund is not provided because the Fund commenced operations on October 1, 2015 and it does not have a full calendar year of performance as of the date of this prospectus.  When available, performance for the Fund can be accessed by visiting www.forestersfinancial.com or by calling 1 (800) 423-4026.  Past performance is not necessarily an indication of how the Fund will perform in the future.
Investment Adviser:  Foresters Investment Management Company, Inc. ("FIMCO")
Portfolio Manager:  The Fund is managed by Clark D. Wagner, President of FIMCO, and Edwin D. Miska, Director of Equities.  Each has served as portfolio manager of the Fund since 2015.
Purchase and Sale of Fund Shares:  You may purchase or redeem shares of the Fund on any business day by: contacting your financial intermediary in accordance with its policies; writing to the Fund’s transfer agent at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837; or calling the Fund’s transfer agent at 1(800)423-4026.  The minimum initial purchase for Class A shares and Advisor Class shares is $1,000.  The minimum initial purchase for Institutional Class shares is $2,000,000.  The minimum initial purchase is reduced for certain types of accounts and also for accounts that are eligible to be opened under a systematic investment plan.  Subsequent investments can be made in any U.S. dollar amount.
Tax Information:  The Fund’s distributions are generally taxable, and will be taxed to you as ordinary income or long-term capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account, in which case the withdrawal of your investment from a tax-deferred arrangement may be taxable.
Payments to Broker-Dealers and Other Financial Intermediaries:  The Fund is primarily sold to retail investors through its principal underwriter, Foresters Financial Services, Inc. (“FFS”), which is an affiliate of the Fund’s adviser, and both are subsidiaries of the same holding company.  FFS pays its representatives a higher level of compensation for selling First Investors Funds than for selling other funds.  The Fund also may be sold through unaffiliated broker-dealers and other financial intermediaries that receive compensation for selling First Investors Funds.  These payments may create a conflict of interest by influencing representatives, broker-dealers or other financial intermediaries to recommend the Fund or First Investors Funds over other funds.  For more information ask your representative or your financial intermediary, see the Fund’s Statement of Additional Information or visit Foresters Financial’s or your financial intermediary’s website.
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